FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF CONVERTIBLE NOTE LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides a reconciliation of the beginning and ending balance of the convertible note liabilities measured at fair value on a recurring basis during the period:

Convertible notes carried at fair value (Level 3)
Balance at June 30, 2022	$—
Fair value of convertible notes at acquisition (Note 5)	1,683,764
Fair value gain on revaluation of convertible notes	(1,267,791)
Effect of foreign currency	107,730
Balance at December 31, 2022	523,703
Fair value gain on revaluation of convertible notes	(204,207)
Effect of foreign currency	69,865
Balance at March 31, 2023	$389,361

SCHEDULE OF PREFERRED STOCK AT FAIR VALUE ON RECURRING BASIS

The following table provides a reconciliation of the beginning and ending balance of the holdback Preferred Stock measured at fair value on a recurring basis during the period:

Preferred stock carried at fair value (Level 2)
Balance at June 30, 2022	$—
Fair value of holdback Series C Preferred Stock at acquisition (Note 5)	825,300
Fair value gain on revaluation of holdback Series C Preferred Stock	(525,300)
Balance at December 31, 2022	300,000
Fair value gain on revaluation of holdback Series C Preferred Stock	(82,500)
Balance at March 31, 2023	$217,500